SCHEDULE OF DEPOSITS PREPAYMENTS AND OTHER RECEIVABLES (Details) (Parenthetical)		Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Security deposit	[1]		$ 137,671	$ 830,220
Trust fund for acquisition, other receivables			28,195	71,477
Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Trust fund for acquisition, other receivables		$ 500,000	$ 641,250
Bearing interest rate percentage		6.00%	6.00%
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Trust fund for acquisition, other receivables		$ 2,000,000	$ 2,565,000
LRS-Premium Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Advance rent				569,252
Security deposit			0	778,000
Trust fund for acquisition, other receivables	[2]

[1]	This amount includes security deposit paid to a related party, LRS-Premium Pte. Ltd. for the security deposit paid for the rental of Central Kitchen and rental of equipment. (2024: S$778,000; 2025: S$0)
[2]	60% shares held by our Company’s Chief Executive Officer, Mr Gao